Income Taxes - Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Allowance for loan losses	$ 1,181	$ 937
Deferred compensation liability	2,485	2,488
Net operating loss carryforward	267	1,000
Other real estate owned	488	819
Acquisition fair value adjustments	76	130
Unrealized loss on securities available-for-sale		262
Other	206	6
Total	4,703	5,642
Deferred tax liabilities
Premises and equipment	1,622	1,603
Unrealized gain on securities available-for-sale	1,376
Core deposit intangible	157	184
Other		171
Total	3,155	1,958
Net deferred tax asset	$ 1,548	$ 3,684